RISK/RETURN
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.79%
Acquired Fund Fees and Expenses	[2]	0.05%
Total Annual Fund Operating Expenses		2.09%
Fee Waiver and/or Reimbursement	[3]	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.70%
[1]	Other expenses are restated and based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table, which are based on estimated amounts for the current fiscal year, will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares	173	617	1,088	2,390

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in a combination of:

·

common stocks of U.S. companies;

·

American depositary receipts ("ADRs") representing common stock of foreign companies and

·

exchange-traded funds ("ETFs") that invest primarily in common stocks of U.S. companies, ADRs or common stock of foreign companies.

The Fund invests in securities of companies of any market capitalization or country, including emerging markets. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects securities for long position investment that it believes will have growing share prices using a combination of (1) technical, (2) fundamental and (3) behavioral analysis. The adviser selects securities for short selling that it believes will have declining share prices using the same techniques. The adviser identifies potential investment or short sale candidates by sorting and ranking over 2,000 securities using technical measures including trading volume and price momentum. The adviser also identifies potential long or short position investment candidates that it believes have above-average or below-average economic and financial fundamentals, using measures including price-to-earnings ratio (P/E), price-to-sales and balance sheet leverage. The adviser may also set the Fund’s overall allocation, long or short, by seeking to identify short and intermediate-term trends in the stock market using behavioral analysis by studying market sentiment and trading psychology. This will be done through a variety of behavioral measures including statistics such as the current level of general stock market investment sentiment, stocks sold short, margin loans outstanding for purchasing stocks, or the ratio of put options to call options outstanding.

The adviser buys or short sells securities using the techniques described above and sells them or covers (buys back) short positions when a fair-value or technical price target is achieved or to adjust the Fund's overall long short composition. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in common stocks, ADRs and indirectly through ETFs.

·

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

·

ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations: The Fund is a new mutual fund with a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk: The adviser's dependence on its three-part strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the stock market may prove to be incorrect and may not produce the desired results.

·

Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Selling Risk. The Fund will incur a loss if the price of the security sold short increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

PERFORMANCE

As a newly registered mutual fund, the Tatro Capital Tactical Appreciation Fund does not have prior performance as a mutual fund. The prior performance shown below is for the Fund's predecessor limited liability company (FlexWater, LLC). The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability company's inception on July 1, 2007. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company's investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on July 1, 2007 through the date of this prospectus, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that, if charged, would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. The predecessor limited liability company's past performance is not necessarily an indication of how the Tatro Capital Tactical Appreciation Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 15, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 15, 2011
Prospectus Date	rr_ProspectusDate	Apr 15, 2011
Tatro Capital Tactical Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in a combination of:

·

common stocks of U.S. companies;

·

American depositary receipts ("ADRs") representing common stock of foreign companies and

·

exchange-traded funds ("ETFs") that invest primarily in common stocks of U.S. companies, ADRs or common stock of foreign companies.

The Fund invests in securities of companies of any market capitalization or country, including emerging markets. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects securities for long position investment that it believes will have growing share prices using a combination of (1) technical, (2) fundamental and (3) behavioral analysis. The adviser selects securities for short selling that it believes will have declining share prices using the same techniques. The adviser identifies potential investment or short sale candidates by sorting and ranking over 2,000 securities using technical measures including trading volume and price momentum. The adviser also identifies potential long or short position investment candidates that it believes have above-average or below-average economic and financial fundamentals, using measures including price-to-earnings ratio (P/E), price-to-sales and balance sheet leverage. The adviser may also set the Fund’s overall allocation, long or short, by seeking to identify short and intermediate-term trends in the stock market using behavioral analysis by studying market sentiment and trading psychology. This will be done through a variety of behavioral measures including statistics such as the current level of general stock market investment sentiment, stocks sold short, margin loans outstanding for purchasing stocks, or the ratio of put options to call options outstanding.

The adviser buys or short sells securities using the techniques described above and sells them or covers (buys back) short positions when a fair-value or technical price target is achieved or to adjust the Fund's overall long short composition. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in common stocks, ADRs and indirectly through ETFs.

·

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

·

ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations: The Fund is a new mutual fund with a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk: The adviser's dependence on its three-part strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the stock market may prove to be incorrect and may not produce the desired results.

·

Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Selling Risk. The Fund will incur a loss if the price of the security sold short increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As a newly registered mutual fund, the Tatro Capital Tactical Appreciation Fund does not have prior performance as a mutual fund. The prior performance shown below is for the Fund's predecessor limited liability company (FlexWater, LLC). The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability company's inception on July 1, 2007. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company's investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on July 1, 2007 through the date of this prospectus, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that, if charged, would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. The predecessor limited liability company's past performance is not necessarily an indication of how the Tatro Capital Tactical Appreciation Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As a newly registered mutual fund, the Tatro Capital Tactical Appreciation Fund does not have prior performance as a mutual fund.
Tatro Capital Tactical Appreciation Fund | Tatro Capital Tactical Appreciation Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	617
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390

[1]	Other expenses are restated and based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table, which are based on estimated amounts for the current fiscal year, will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2012, to ensure that t otal annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.